Vessels held for sale (Tables)	9 Months Ended
Sep. 30, 2013
Vessels held for sale [Abstract]
Schedule of Vessels Held for Sale [Table Text Block]
Net Book Value
December 31, 2012	$32,792
Additions	—
Disposals	—
Drydocking costs	—
Vessel impairment charge	(3,477)
September 30, 2013	$29,315